Cover	12 Months Ended
Mar. 31, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (this “Form 20-F/A”) amends our annual report on Form 20-F for the year ended March 31, 2026, which was originally filed with the Securities and Exchange Commission on July 27, 2026 (the “Original Filing”). The purpose of this Form 20-F/A is (i) to update the disclosures in Item 5.A by supplementing the information relating to transaction volume metrics; (ii) to update Item 15 to provide management’s annual report on internal control over financial reporting, and (iii) to amend Note 2 – Summary of Significant Accounting Policies in the Notes to Consolidated Financial Statements. For the convenience of the reader, this Form 20-F/A amends and restates the Original Filing in its entirety. As a result, it includes both items that have been changed as a result of the restatement and items that are unchanged from the Original Filing. This Form 20-F/A also includes updated certifications in the exhibits as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, from the Company’s Chief Executive Officer and Chief Financial Officer, dated as of the date of filing of this Form 20-F/A. Except as described above, no other information or exhibit included in the Original Filing is being amended or updated by this Form 20-F/A and, other than as described herein, this Form 20-F/A does not purport to reflect any information or events subsequent to the Original Filing. This Form 20-F/A continues to describe the conditions as of the date of the Original Filing and, except as expressly contained herein, we have not updated, modified or supplemented the disclosures contained in the Original Filing. Among other things, forward-looking statements made in the Original Filing have not been revised to reflect events, results, or developments that have occurred or facts that have become known to us after the date of the Original Filing, and such forward-looking statements should be read in their historical context. This Form 20-F/A should be read in conjunction with our other filings with, and reports furnished to, the SEC.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-42696
Entity Registrant Name	Vantage Corp
Entity Central Index Key	0002027160
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	#07-07, Level 7
Entity Address, Address Line Two	51 Cuppage Road
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	229469
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.001 per share
Trading Symbol	VNTG
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	30,983,121
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	3487
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Vantage Corp and its subsidiaries (the “Company”) as of March 31, 2026 and 2025, and the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity, and cash flows for each of the three years ended March 31, 2026, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of Vantage Corp as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the three years ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	#07-07, Level 7
Entity Address, Address Line Two	51 Cuppage Road
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	229469
City Area Code	+65
Local Phone Number	6737 2221
Contact Personnel Name	Andresian D’Rozario